Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued expenses
Schedule of accrued expenses
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Professional service fees	32,537	21,970
Interest	65,168	167,198
Utilities	9,445	909
Logistic charges	33,812	9,154
Others	11,715	27,066
Total accrued expenses	152,677	226,297